T. ROWE PRICE FLOATING RATE FUND
February 29, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 5.8%
Automotive 0.1%
Panther BF Aggregator 2, 6.25%, 5/15/26 (1)	2,560	2,634
		2,634
Banking 0.4%
Citizens Bank, FRN, 3M USD LIBOR + 0.72%, 2.424%, 2/14/22	2,000	2,012
Goldman Sachs Group, FRN, 3M USD LIBOR + 0.78%, 2.557%,
10/31/22	3,870	3,902
JPMorgan Chase, FRN, 3M USD LIBOR + 1.00%, 2.831%,
1/15/23	1,985	2,013
		7,927

Beverages 0.1%
Anheuser-Busch InBev Worldwide, FRN, 3M USD LIBOR +
0.74%, 2.588%, 1/12/24	3,000	3,033
		3,033

Broadcasting 0.8%
Clear Channel Worldwide Holdings, 9.25%, 2/15/24 (1)	7,095	7,538
iHeartCommunications, 5.25%, 8/15/27 (1)	1,260	1,307
iHeartCommunications, 6.375%, 5/1/26	2,572	2,759
iHeartCommunications, 8.375%, 5/1/27	5,164	5,603
		17,207
Cable Operators 0.7%
Altice France, 8.125%, 2/1/27 (1)	2,000	2,175
Charter Communications Operating, FRN, 3M USD LIBOR +
1.65%, 3.413%, 2/1/24	5,100	5,267
CSC Holdings, 6.625%, 10/15/25 (1)	2,175	2,278
CSC Holdings, 10.875%, 10/15/25 (1)	2,904	3,187

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Ypso Finance, 10.50%, 5/15/27 (1)	2,850	3,270
		16,177
Conglomerates 0.1%
General Electric, FRN, 3M USD LIBOR + 1.00%, 2.831%,
4/15/23	2,400	2,420
		2,420
Container 0.1%
Reynolds Group Issuer, FRN, 3M USD LIBOR + 3.50%, 5.331%,
7/15/21 (1)	1,915	1,910
Trivium Packaging Finance, FRN, 3M EURIBOR + 3.75%,
3.75%, 8/15/26 (EUR) (1)	380	421
		2,331
Drugs 0.3%
AbbVie, FRN, 3M USD LIBOR + 0.65%, 2.346%, 11/21/22 (1)	3,000	3,027
Bristol-Myers Squibb, FRN, 3M USD LIBOR + 0.38%, 2.072%,
5/16/22 (1)	3,935	3,952
		6,979
Financial 0.3%
Acrisure, 8.125%, 2/15/24 (1)	5,165	5,475
DAE Funding, 4.00%, 8/1/20 (1)	1,760	1,767
		7,242
Food 0.1%
Kraft Heinz Foods, FRN, 3M USD LIBOR + 0.82%, 2.554%,
8/10/22	2,855	2,841
		2,841
Food Processing 0.2%
General Mills, FRN, 3M USD LIBOR + 1.01%, 2.846%, 10/17/23	4,360	4,442
		4,442
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Health Care 1.1%
Avantor, 6.00%, 10/1/24 (1)	5,070	5,324
Avantor, 9.00%, 10/1/25 (1)	7,292	7,939
Bausch Health, 5.75%, 8/15/27 (1)	710	754
Bausch Health, 7.00%, 3/15/24 (1)	2,715	2,800
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
2.917%, 6/6/22	4,420	4,469
RegionalCare Hospital Partners Holdings, 8.25%, 5/1/23 (1)	300	314
RegionalCare Hospital Partners Holdings, 11.50%, 5/1/24 (1)	2,535	2,706
		24,306
Information Technology 0.5%
Refinitiv U.S. Holdings, 6.25%, 5/15/26 (1)	1,800	1,935
Solera, 10.50%, 3/1/24 (1)	8,495	8,984
		10,919
Metals & Mining 0.2%
Arconic Rolled Products, 6.125%, 2/15/28 (1)	1,390	1,425
Big River Steel, 7.25%, 9/1/25 (1)	2,230	2,252
		3,677
Retail 0.1%
CVS Health, FRN, 3M USD LIBOR + 0.72%, 2.605%, 3/9/21	2,495	2,504
		2,504
Satellites 0.3%
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	5,344	6,052
		6,052
Services 0.4%
ADT Security, 6.25%, 10/15/21	1,845	1,926
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Allied Universal Holdco, 6.625%, 7/15/26 (1)	3,210	3,367
eG Global Finance, 6.75%, 2/7/25 (1)	2,735	2,697
Presidio Holdings, 4.875%, 2/1/27 (1)	530	530
		8,520
Total Corporate Bonds (Cost $127,830)		129,211
BANK LOANS 87.8% (2)
Aerospace & Defense 1.4%
AI Convoy Luxembourg, FRN, 1M USD LIBOR + 3.50%, 1/20/27
(3)	2,710	2,676
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 5.213%,
4/6/26	11,966	11,712
TransDigm, FRN, 1M USD LIBOR + 2.25%, 3.853%, 12/9/25 (3)	16,953	16,550
		30,938
Airlines 0.1%
Kestrel Bidco, FRN, 3M USD LIBOR + 3.00%, 4.653%, 12/11/26	2,235	2,149
		2,149
Automotive 2.0%
IAA, FRN, 3M USD LIBOR + 2.25%, 3.875%, 6/29/26	2,240	2,229
Kar Auction Services, FRN, 1M USD LIBOR + 2.25%, 3.938%,
9/19/26	1,731	1,714
Navistar, FRN, 3M USD LIBOR + 3.50%, 5.16%, 11/6/24	3,246	3,205
Panther BF Aggregator 2, FRN, 3M USD LIBOR + 3.50%,
5.103%, 4/30/26	22,725	22,128
Truck Hero, FRN, 3M USD LIBOR + 3.75%, 5.353%, 4/22/24	2,661	2,616
Truck Hero, FRN, 3M USD LIBOR + 8.25%, 9.853%, 4/21/25 (4)	980	931
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 4.603%, 2/5/26	11,896	11,648
		44,471

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Broadcasting 4.8%
Banijay Group U. S. Holding, FRN, 1M USD LIBOR + 3.75%,
2/4/25 (3)(4)	2,535	2,491
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR +
3.50%, 5.103%, 8/21/26 (3)	23,743	23,416
Diamond Sports Group, FRN, 1M USD LIBOR + 3.25%, 4.88%,
8/24/26	2,510	2,284
iHeartCommunications, FRN, 1M USD LIBOR + 3.00%, 5/1/26
(3)	10,390	10,182
iHeartCommunications, FRN, 1M USD LIBOR + 6.75%, 4/30/20
(3)(4)(5)(6)	750	547
Lions Gate Capital Holdings, FRN, 3M USD LIBOR + 2.25%,
3.853%, 3/24/25	2,825	2,740
NEP Group, FRN, 3M USD LIBOR + 3.25%, 4.853%, 10/20/25	2,652	2,458
NEP Group, FRN, 3M USD LIBOR + 7.00%, 8.603%, 10/19/26	3,660	3,221
Nexstar Broadcasting, FRN, 3M USD LIBOR + 2.25%, 3.853%,
1/17/24	3,454	3,430
Nexstar Broadcasting, FRN, 1M USD LIBOR + 2.75%, 4.405%,
9/18/26	6,843	6,774
Sinclair Television Group, FRN, 1M USD LIBOR + 2.50%,
4.16%, 9/30/26	7,736	7,581
Terrier Media Buyer, FRN, 1M USD LIBOR + 4.25%, 6.148%,
12/17/26	10,130	10,046
Townsquare Media, FRN, 3M USD LIBOR + 3.00%, 4.603%,
4/1/22 (3)	11,414	11,272
Univision Communications, FRN, 3M USD LIBOR + 2.75%,
4.353%, 3/15/24	20,760	19,940
		106,382

Building Products 0.4%
Acproducts, FRN, 1M USD LIBOR + 6.50%, 8/13/25 (3)	1,400	1,407
Advanced Drainage Systems, FRN, 1M USD LIBOR + 2.25%,
3.938%, 7/31/26	1,801	1,790
CHI Doors Holdings, FRN, 3M USD LIBOR + 3.25%, 4.853%,
7/29/22	1,786	1,783
Quikrete Holdings, FRN, 3M USD LIBOR + 2.50%, 4.103%,
2/1/27	3,485	3,413
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
SRS Distribution, FRN, 3M USD LIBOR + 3.00%, 4.603%,
5/23/25	1,244	1,206
		9,599

Cable Operators 4.4%
Altice Financing, FRN, 3M USD LIBOR + 2.75%, 4.389%,
1/31/26	5,729	5,510
Altice Financing, FRN, 3M USD LIBOR + 2.75%, 4.412%,
7/15/25	3,601	3,473
Altice France, FRN, 3M USD LIBOR + 2.75%, 4.353%, 7/31/25	8,110	7,796
Altice France, FRN, 3M USD LIBOR + 4.00%, 5.659%, 8/14/26	11,195	10,943
Charter Communications Operating, FRN, 1M USD LIBOR +
1.75%, 3.36%, 2/1/27	3,492	3,440
CSC Holdings, FRN, 3M USD LIBOR + 2.25%, 3.909%, 7/17/25	14,049	13,868
CSC Holdings, FRN, 3M USD LIBOR + 2.25%, 3.909%, 1/15/26	14,690	14,460
CSC Holdings, FRN, 1M USD LIBOR + 2.50%, 4.159%, 4/15/27	10,166	10,039
Radiate Holdco, FRN, 3M USD LIBOR + 3.00%, 4.603%, 2/1/24	11,457	11,206
Telenet Financing, FRN, 6M USD LIBOR + 2.00%, 3.659%,
4/30/28	4,700	4,553
Virgin Media Bristol, FRN, 1M USD LIBOR + 2.50%, 4.159%,
1/31/28	12,480	12,251
		97,539

Chemicals 2.3%
ASP Chromaflo Intermediate Holdings, FRN, 3M USD LIBOR +
3.50%, 5.103%, 11/20/23 (4)	2,736	2,661
Consolidated Energy Finance, FRN, 3M USD LIBOR + 2.50%,
4.547%, 5/7/25	3,653	3,567
Cyanco Intermediate, FRN, 3M USD LIBOR + 3.50%, 5.103%,
3/16/25	4,927	4,834
Element Solutions, FRN, 1M USD LIBOR + 2.00%, 3.603%,
1/31/26	3,272	3,211
Encapsys, FRN, 1M USD LIBOR + 3.25%, 4.853%, 11/7/24	9,666	9,569
Gemini HDPE, FRN, 3M USD LIBOR + 2.50%, 4.28%, 8/7/24 (4)	1,770	1,743
HB Fuller, FRN, 3M USD LIBOR + 2.00%, 3.647%, 10/20/24	3,015	2,970
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Kraton Polymers, FRN, 3M USD LIBOR + 1.50%, 6.25%, 3/8/25	1,301	1,290
Messer Industries USA, FRN, 3M USD LIBOR + 2.50%, 4.445%,
3/2/26	6,959	6,829
Minerals Technologies, 4.75%, 5/7/21 (4)	964	959
PQ, FRN, 3M USD LIBOR + 2.25%, 4.027%, 2/7/27	4,994	4,904
Univar Solutions USA, FRN, 1M USD LIBOR + 2.00%, 3.603%,
7/1/26	1,510	1,490
Univar Solutions USA, FRN, 3M USD LIBOR + 2.25%, 3.853%,
7/1/24	6,637	6,527
		50,554
Consumer Products 1.7%
ABG Intermediate Holdings 2, FRN, 3M USD LIBOR + 3.50%,
5.103%, 9/27/24 (3)	9,531	9,341
Equinox Holdings, FRN, 3M USD LIBOR + 3.00%, 4.603%,
3/8/24	4,497	4,420
Equinox Holdings, FRN, 3M USD LIBOR + 7.00%, 8.603%,
9/6/24	2,825	2,816
Fitness International, FRN, 3M USD LIBOR + 3.25%, 4.853%,
4/18/25	2,276	2,249
Kontoor Brands, FRN, 3M USD LIBOR + 4.25%, 5.889%,
5/15/26(4)	1,539	1,531
Life Time, FRN, 3M USD LIBOR + 2.75%, 4.363%, 6/10/22	10,281	10,117
Mascot Bidco, FRN, 3M EURIBOR + 4.50%, 4.50%, 3/30/26
(EUR)(3)	6,070	6,466
Prestige Brands, FRN, 3M USD LIBOR + 2.00%, 3.603%,
1/26/24	2,075	2,050
		38,990

Container 1.6%
Berry Global, FRN, 1M USD LIBOR + 2.00%, 3.671%, 7/1/26	5,373	5,277
Charter NEX U. S. , FRN, 3M USD LIBOR + 3.00%, 4.603%,
5/16/24 (3)	7,988	7,748
Charter NEX U. S. , FRN, 3M USD LIBOR + 3.50%, 5.103%,
5/16/24 (3)	13,668	13,498

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Mauser Packaging Solutions Holding, FRN, 3M USD LIBOR +
3.25%, 5.084%, 4/3/24	2,591	2,470
Reynolds Group Holdings, FRN, 3M USD LIBOR + 2.75%,
4.353%, 2/5/23 (3)	7,883	7,796
		36,789

Energy 2.8%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.853%, 6/24/24	16,927	14,599
BCP Raptor II, FRN, 3M USD LIBOR + 4.75%, 6.353%, 11/3/25	11,919	10,548
Blackstone CQP Holdco, FRN, 3M USD LIBOR + 3.50%,
5.408%, 9/30/24	5,616	5,488
Buckeye Partners, FRN, 1M USD LIBOR + 2.75%, 4.405%,
11/1/26	2,325	2,294
Chesapeake Energy, FRN, 1M USD LIBOR + 8.00%, 9.928%,
6/24/24	4,020	3,642
Citgo Holding, FRN, 1M USD LIBOR + 7.00%, 8.603%, 8/1/23
(4)	3,955	3,955
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 8.234%, 8/9/22
Acquisition Date: 8/9/17 - 3/1/19, Cost $2,843 (4)(7)	2,870	2,841
Navitas Midstream Midland Basin, FRN, 3M USD LIBOR +
4.50%, 6.103%, 12/13/24	1,802	1,622
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 3/11/26 (3)	1,930	1,877
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 6.695%,
3/11/26 (3)	8,039	7,767
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
6.336%, 10/19/26	7,451	7,321
		61,954

Entertainment & Leisure 3.9%
1232743 BC, FRN, 1M USD LIBOR + 3.00%, 2/7/27 (3)	5,050	4,689
AMC Entertainment Holdings, FRN, 3M USD LIBOR + 3.00%,
4.61%, 4/22/26	11,329	10,939
Crown Finance U. S. , FRN, 1M USD LIBOR + 2.50%, 4.103%,
9/30/26	6,284	5,813
Formula One Management, FRN, 3M USD LIBOR + 2.50%,
4.103%, 2/1/24	7,943	7,665

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hoya Midco, FRN, 3M USD LIBOR + 3.50%, 5.103%, 6/30/24	6,741	6,471
Nascar Holdings, FRN, 3M USD LIBOR + 2.75%, 4.389%,
10/19/26	2,949	2,930
UFC Holdings, FRN, 1M USD LIBOR + 3.25%, 4.86%, 4/29/26	45,291	44,691
WMG Acquisition, FRN, 3M USD LIBOR + 2.125%, 3.728%,
11/1/23	3,626	3,571
		86,769

Financial 7.3%
Acrisure, FRN, 1M USD LIBOR + 3.50%, 5.207%, 2/15/27 (3)	8,913	8,764
Alliant Holdings Intermediate, FRN, 3M USD LIBOR + 3.00%,
4.603%, 5/9/25	10,248	10,026
Alliant Holdings Intermediate, FRN, 3M USD LIBOR + 3.25%,
4.909%, 5/9/25 (3)	9,050	8,907
AmWINS Group, FRN, 3M USD LIBOR + 2.75%, 4.364%,
1/25/24 (3)	7,421	7,384
Apollo Commercial Real Estate Finance, FRN, 3M USD LIBOR +
2.75%, 4.409%, 5/15/26 (4)	2,992	2,963
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 5.103%,
2/11/27 (3)(4)	7,965	7,806
Blackstone Mortgage Trust, FRN, 1M USD LIBOR + 2.25%,
3.853%, 4/23/26	2,647	2,620
Citadel Securities, FRN, 1M USD LIBOR + 2.75%, 4.353%,
2/27/26 (3)	10,551	10,446
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%,
8.379%, 7/20/26	2,295	2,244
EIG Management, FRN, 3M USD LIBOR + 3.75%, 5.353%,
2/24/25	3,015	3,005
Fiserv Investment Solutions, FRN, 1M USD LIBOR + 4.75%,
2/18/27 (3)	5,800	5,818
HUB International, FRN, 3M USD LIBOR + 2.75%, 4.543%,
4/25/25 (3)	28,502	27,665
HUB International, FRN, 1M USD LIBOR + 4.00%, 5.692%,
4/25/25	12,750	12,705
Jane Street Group, FRN, 1M USD LIBOR + 3.00%, 4.613%,
1/31/25	2,465	2,457
Nexus Buyer, FRN, 1M USD LIBOR + 3.75%, 5.421%, 11/9/26	3,140	3,103
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
NFP, FRN, 1M USD LIBOR + 3.25%, 4.853%, 2/15/27	3,266	3,168
Sedgwick Claims Management Services, FRN, 3M USD LIBOR
+ 3.25%, 4.853%, 12/31/25	11,408	11,122
Starwood Property Trust, FRN, 3M USD LIBOR + 2.50%,
4.103%, 7/26/26	3,970	3,940
USI, FRN, 3M USD LIBOR + 3.00%, 4.945%, 5/16/24 (3)	13,718	13,375
USI, FRN, 1M USD LIBOR + 4.00%, 5.945%, 12/2/26 (3)	4,915	4,882
VFH Parent, FRN, 3M USD LIBOR + 3.50%, 5.171%, 3/1/26	4,996	4,963
Victory Capital Holdings, FRN, 1M USD LIBOR + 2.50%,
4.155%, 7/1/26	3,149	3,105
Virtus Investment Partners, FRN, 3M USD LIBOR + 2.25%,
3.916%, 6/3/24	3,294	3,293
		163,761

Food 1.6%
Atkins Nutritionals Holdings, FRN, 1M USD LIBOR + 3.75%,
5.403%, 7/7/24 (4)	7,730	7,711
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.603%,
10/21/24	7,760	7,799
Chobani, FRN, 3M USD LIBOR + 3.50%, 5.103%, 10/10/23	2,328	2,288
Froneri U.S. , FRN, 1M USD LIBOR + 2.25%, 3.853%, 1/29/27	8,135	7,992
Froneri U.S. , FRN, 1M USD LIBOR + 5.75%, 7.353%, 1/31/28	1,730	1,726
Hostess Brands, FRN, 1M USD LIBOR + 2.25%, 3.979%, 8/3/25	4,711	4,625
Upfield USA, FRN, 3M USD LIBOR + 3.00%, 4.909%, 7/2/25	2,932	2,883
		35,024

Gaming 2.7%
Boyd Gaming, FRN, 3M USD LIBOR + 2.25%, 3.829%, 9/15/23	1,806	1,780
Caesars Resort Collection, FRN, 3M USD LIBOR + 2.75%,
4.353%, 12/23/24	14,866	14,321
CCM Merger, FRN, 3M USD LIBOR + 2.25%, 3.853%, 8/6/21	1,966	1,962
CEOC, FRN, 3M USD LIBOR + 2.00%, 3.603%, 10/7/24	2,143	2,131
Eldorado Resorts, FRN, 3M USD LIBOR + 2.25%, 3.889%,
4/17/24	1,815	1,805

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Playtika Holding, FRN, 1M USD LIBOR + 6.00%, 7.603%,
12/10/24	4,110	4,110
Scientific Games International, FRN, 3M USD LIBOR + 2.75%,
4.366%, 8/14/24	10,209	9,883
Stars Group Holdings, FRN, 3M USD LIBOR + 3.50%, 5.445%,
7/10/25	7,450	7,425
Station Casinos, FRN, 1M USD LIBOR + 2.25%, 3.86%, 2/8/27	9,065	8,846
VICI Properties 1, FRN, 3M USD LIBOR + 1.75%, 3.379%,
12/20/24	7,979	7,819
		60,082
Health Care 11.2%
Agiliti Health, FRN, 3M USD LIBOR + 3.00%, 4.688%, 1/4/26 (4)	2,035	2,010
Aldevron, FRN, 1M USD LIBOR + 4.25%, 6.195%, 10/12/26	13,565	13,463
Avantor Funding, FRN, 3M USD LIBOR + 2.25%, 3.853%,
11/21/24	15,923	15,790
Bausch Health Americas , FRN, 3M USD LIBOR + 2.75%,
4.409%, 11/27/25	15,803	15,699
Bausch Health Americas , FRN, 3M USD LIBOR + 3.00%,
4.659%, 6/2/25	16,328	16,213
Change Healthcare Holdings, FRN, 1M USD LIBOR + 2.50%,
4.103%, 3/1/24	4,053	3,967
Elanco Animal Health, FRN, 1M USD LIBOR + 1.75%, 2/4/27 (3)	6,190	6,118
Emerald TopCo, FRN, 1M USD LIBOR + 3.50%, 5.103%,
7/24/26	19,317	19,260
Envision Healthcare, FRN, 3M USD LIBOR + 3.75%, 5.353%,
10/10/25	8,082	6,481
ExamWorks Group, FRN, 3M USD LIBOR + 3.25%, 4.853%,
7/27/23	3,419	3,424
Gentiva Health Services, FRN, 1M USD LIBOR + 3.25%,
4.875%, 7/2/25 (4)	8,852	8,763
GoodRx, FRN, 1M USD LIBOR + 2.75%, 4.353%, 10/10/25	6,690	6,631
Jaguar Holding II, FRN, 3M USD LIBOR + 2.50%, 4.103%,
8/18/22 (3)	4,512	4,471
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 5.353%,
11/16/25 (3)	2,005	1,985

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.50%,
1/24/27 (3)	23,310	23,116
MED ParentCo, FRN, 1M USD LIBOR + 4.25%, 5.639%,
8/31/26 (3)(8)	9,173	9,007
MED ParentCo, FRN, 1M USD LIBOR + 8.25%, 9.853%,
8/30/27	2,655	2,618
National Mentor Holdings , FRN, 3M USD LIBOR + 4.00%,
5.61%, 3/9/26	3,915	3,898
NVA Holdings, FRN, 3M USD LIBOR + 2.75%, 9/19/22 (3)(4)	4,045	4,030
PetVet Care Centers, FRN, 3M USD LIBOR + 2.75%, 4.353%,
2/14/25	5,842	5,751
PetVet Care Centers, FRN, 3M USD LIBOR + 3.25%, 4.853%,
2/14/25 (3)	2,205	2,188
Phoenix Guarantor, FRN, 1M USD LIBOR + 3.25%, 4.921%,
3/5/26	3,463	3,405
RegionalCare Hospital Partners Holdings, FRN, 3M USD LIBOR
+ 4.50%, 5.353%, 11/16/25 (3)	21,836	21,618
SAM Bidco, FRN, 1M USD LIBOR + 3.50%, 5.445%, 12/13/24	1,030	1,022
Select Medical, FRN, 3M USD LIBOR + 2.50%, 4.58%, 3/6/25	4,798	4,750
Sunshine Luxembourg VII, FRN, 3M EURIBOR + 3.75%, 3.75%,
10/1/26 (EUR)	3,210	3,544
Sunshine Luxembourg VII, FRN, 1M USD LIBOR + 4.25%,
6.195%, 10/1/26	13,925	13,664
Versant Health Holdco, FRN, 3M USD LIBOR + 3.00%, 4.603%,
12/2/24	12,146	11,903
Versant Health Holdco, FRN, 3M USD LIBOR + 6.75%, 8.36%,
12/1/25	9,312	9,312
Vizient, FRN, 1M USD LIBOR + 2.00%, 5/6/26 (3)	630	631
Vizient, FRN, 3M USD LIBOR + 2.00%, 3.603%, 5/6/26	2,585	2,588
VVC Holding, FRN, 3M USD LIBOR + 4.50%, 6.158%, 2/11/26	3,871	3,822
		251,142
Information Technology 10.9%
Ancestry. com Operations, FRN, 1M USD LIBOR + 3.75%,
5.36%, 10/19/23	2,594	2,387
Applied Systems, FRN, 3M USD LIBOR + 3.25%, 5.195%,
9/19/24	18,229	17,996
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 8.945%,
9/19/25	12,145	12,340
AppLovin, FRN, 3M USD LIBOR + 3.50%, 5.103%, 8/15/25	7,977	7,927
Boxer Parent, FRN, 3M USD LIBOR + 4.25%, 10/2/25 (3)	4,630	4,440
Buzz Merger Sub, FRN, 1M USD LIBOR + 2.75%, 4.353%,
1/29/27 (3)(4)	6,940	6,801
CCC Information Services, FRN, 1M USD LIBOR + 2.75%,
4.36%, 4/29/24 (3)	25,247	25,005
Fleet U. S. Bidco, FRN, 1M USD LIBOR + 3.25%, 5.235%,
10/7/26 (4)	2,254	2,232
Huskies Parent, FRN, 3M USD LIBOR + 4.00%, 5.777%,
7/31/26 (4)	1,565	1,553
Hyland Software, FRN, 3M USD LIBOR + 3.50%, 5.103%,
7/1/24	5,608	5,573
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 8.603%,
7/7/25 (3)	5,174	5,196
Infor U. S. , FRN, 3M USD LIBOR + 2.75%, 4.695%, 2/1/22	4,373	4,339
Match Group, FRN, 1M USD LIBOR + 1.75%, 3.457%, 2/15/27	4,825	4,789
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 5.353%, 9/13/24	3,943	3,837
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 3.61%,
5/29/25	4,104	4,073
Octavia Holdco, FRN, 3M USD LIBOR + 2.50%, 4.147%,
3/20/25	2,642	2,643
Refinitiv U.S. Holdings, FRN, 3M EURIBOR + 3.25%, 3.25%,
10/1/25 (EUR)	10,270	11,261
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 4.853%,
10/1/25 (3)	46,289	46,154
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%,
5.603%, 8/14/26	2,738	2,715
Solera, FRN, 3M USD LIBOR + 2.75%, 4.363%, 3/3/23	21,696	21,299
SS&C Technologies, Term B3, FRN, 3M USD LIBOR + 1.75%,
3.353%, 4/16/25 (3)	13,247	13,059
SS&C Technologies, Term B5, FRN, 3M USD LIBOR + 1.75%,
3.353%, 4/16/25	3,870	3,819
TIBCO Software, FRN, 1M USD LIBOR + 3.75%, 7/3/26 (3)	5,650	5,579
TIBCO Software, FRN, 1M USD LIBOR + 7.75%, 2/13/28 (3)	3,115	3,115

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Uber Technologies, FRN, 3M USD LIBOR + 3.50%, 5.103%,
7/13/23 (3)	11,320	11,198
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 5.639%,
4/4/25 (3)	10,323	10,252
Vungle, FRN, 1M USD LIBOR + 5.50%, 7.103%, 9/30/26	3,421	3,387
		242,969

Lodging 0.3%
Four Seasons Hotels, FRN, 3M USD LIBOR + 2.00%, 3.603%,
11/30/23	5,900	5,792
Marriott Ownership Resorts, FRN, 1M USD LIBOR + 1.75%,
3.353%, 8/29/25	1,771	1,769
		7,561

Manufacturing 2.8%
Apex Tool Group, FRN, 3M USD LIBOR + 5.50%, 7.103%,
8/1/24	6,205	5,882
Columbus McKinnon, FRN, 3M USD LIBOR + 2.50%, 4.445%,
1/31/24	2,548	2,548
CPI Holdco, FRN, 1M USD LIBOR + 4.25%, 6.195%, 11/4/26 (3)	7,242	7,260
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 4.603%,
3/29/25	11,035	10,944
Gardner Denver, FRN, 3M USD LIBOR + 2.75%, 4.395%,
7/30/24	4,369	4,298
Ingersoll-Rand Services, FRN, 1M USD LIBOR + 1.75%, 2/28/27
(3)	3,730	3,669
SRAM, FRN, 3M USD LIBOR + 1.75%, 4.424%, 3/15/24	4,326	4,324
Thermon Holding, FRN, 3M USD LIBOR + 3.75%, 5.405%,
10/30/24	2,133	2,117
Vertiv Group, FRN, 1M USD LIBOR + 3.00%, 3/2/27 (3)	6,180	6,118
Vertiv Group, FRN, 3M USD LIBOR + 3.00%, 7.75%, 11/30/23	1,515	1,506
Welbilt, FRN, 3M USD LIBOR + 2.50%, 4.103%, 10/23/25	13,709	13,297
		61,963

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Metals & Mining 2.1%
Aleris International, FRN, 3M USD LIBOR + 4.75%, 6.353%,
2/27/23	20,486	20,429
Arconic Rolled Products, FRN, 1M USD LIBOR + 2.75%, 2/4/27
(3)	5,550	5,481
Big River Steel, FRN, 3M USD LIBOR + 5.00%, 6.945%, 8/23/23
(3)	5,801	5,790
GrafTech Finance, FRN, 3M USD LIBOR + 3.50%, 5.103%,
2/12/25 (4)	4,600	4,381
Zekelman Industries, FRN, 1M USD LIBOR + 2.25%, 3.853%,
1/24/27	11,240	11,001
		47,082
Other Telecommunications 1.8%
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 4.603%,
3/20/24	6,783	6,636
Front Range BidCo, FRN, 1M USD LIBOR + 3.00%, 2/20/27 (3)	14,965	14,596
GTT Communications, FRN, 3M USD LIBOR + 2.75%, 4.35%,
5/31/25	2,934	2,465
Level 3 Financing, FRN, 1M USD LIBOR + 1.75%, 3.353%,
3/1/27	5,637	5,503
Zayo Group, FRN, 3M USD LIBOR + 2.25%, 3.853%, 1/19/24	11,458	11,448
		40,648
Publishing 0.1%
Recorded Books, FRN, 1M USD LIBOR + 4.25%, 8/31/25 (3)(4)	1,215	1,215
		1,215
Real Estate Investment Trust Securities 0.1%
Claros Mortgage Trust, FRN, 1M USD LIBOR + 3.25%, 4.921%,
8/9/26 (4)	2,997	2,968
		2,968

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Restaurants 1.5%
1011778 BC ULC, FRN, 1M USD LIBOR + 1.75%, 3.353%,
11/19/26	7,793	7,655
California Pizza Kitchen, FRN, 3M USD LIBOR + 6.00%, 7.62%,
8/23/22	709	605
Golden Nugget, FRN, 3M USD LIBOR + 2.50%, 4.12%, 10/4/23	8,030	7,861
K-MAC Holdings, FRN, 3M USD LIBOR + 3.00%, 4.603%,
3/14/25	4,550	4,398
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 8.353%,
3/16/26	3,560	3,462
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 5.103%,
2/5/27	2,810	2,759
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 9.103%,
2/4/28	8,145	7,955
		34,695
Retail 0.7%
Academy, FRN, 3M USD LIBOR + 4.00%, 5.655%, 7/1/22	5,405	4,283
BJ's Wholesale Club, FRN, 1M USD LIBOR + 2.25%, 3.903%,
2/3/24 (3)	7,594	7,522
Party City Holdings, FRN, 3M USD LIBOR + 2.75%, 8/19/22 (3)	3,130	2,849
		14,654
Satellites 1.9%
Intelsat Jackson Holdings, 6.625%, 1/2/24	7,953	7,993
Iridium Satellite, FRN, 1M USD LIBOR + 3.75%, 5.353%,
11/4/26	21,500	21,473
Telesat, FRN, 1M USD LIBOR + 2.75%, 4.36%, 12/7/26	13,245	13,046
		42,512
Services 11.3%
AlixPartners, FRN, 3M USD LIBOR + 2.50%, 4.103%, 4/4/24 (4)	2,636	2,571
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 4.603%,
7/12/24 (3)	26,060	25,864

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Brightview Landscapes, FRN, 3M USD LIBOR + 2.50%, 4.159%,
8/15/25	3,518	3,474
Camelot Finance, FRN, 1M USD LIBOR + 3.25%, 4.853%,
10/30/26 (3)	11,305	11,231
Ceridian HCM Holding, FRN, 3M USD LIBOR + 2.50%, 4.103%,
4/30/25	17,187	16,929
Dun & Bradstreet, FRN, 1M USD LIBOR + 4.00%, 2/6/26 (3)	4,496	4,505
EG America, FRN, 3M USD LIBOR + 4.00%, 5.961%, 2/7/25	6,206	6,022
GFL Environmental, FRN, 3M USD LIBOR + 2.00%, 5.298%,
5/30/25 (3)	25,042	24,533
Hertz, FRN, 3M USD LIBOR + 2.75%, 4.36%, 6/30/23 (3)	9,122	9,059
Kronos, FRN, 3M USD LIBOR + 3.00%, 4.763%, 11/1/23 (3)	40,275	39,910
Kronos, FRN, 3M USD LIBOR + 8.25%, 10.013%, 11/1/24 (3)	30,029	30,095
Merrill Communications, FRN, 1M USD LIBOR + 5.00%,
6.908%, 10/5/26 (4)	2,678	2,692
Presidio Holdings, FRN, 1M USD LIBOR + 3.50%, 5.28%,
1/22/27 (4)	2,010	1,980
Prime Security Services Borrower, FRN, 1M USD LIBOR +
3.25%, 4.912%, 9/23/26	7,463	7,248
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%,
5.103%, 6/1/26	3,008	2,925
Renaissance Holdings, FRN, 3M USD LIBOR + 3.25%, 4.853%,
5/30/25	2,982	2,925
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 8.603%,
5/29/26	2,310	2,226
Sabre GLBL, FRN, 3M USD LIBOR + 2.00%, 3.603%, 2/22/24	1,708	1,630
SCS Holdings I, FRN, 1M USD LIBOR + 3.50%, 5.103%, 7/1/26	3,288	3,272
ServiceMaster, FRN, 1M USD LIBOR + 1.75%, 3.375%, 11/5/26	1,650	1,632
Travelport Finance Luxembourg, FRN, 3M USD LIBOR + 5.00%,
6.945%, 5/29/26	9,604	7,288
Ultimate Software Group, FRN, 3M USD LIBOR + 3.75%,
5.353%, 5/4/26	30,562	30,426
USIC Holdings, FRN, 3M USD LIBOR + 3.25%, 4.854%, 12/8/23	2,569	2,524
VeriFone Systems, FRN, 3M USD LIBOR + 4.00%, 5.695%,
8/20/25	4,675	4,499

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
WW International, FRN, 3M USD LIBOR + 4.75%, 6.72%,
11/29/24	6,760	6,737
		252,197
Transportation 0.1%
Genesee & Wyoming, FRN, 1M USD LIBOR + 2.00%, 3.965%,
12/30/26	3,315	3,293
		3,293
Utilities 2.2%
Al Alpine U. S. Bidco, FRN, 1M USD LIBOR + 2.75%, 4.624%,
10/31/25	6,162	6,000
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 3.00%,
4.603%, 8/1/25	9,748	9,561
Calpine, FRN, 3M USD LIBOR + 2.25%, 4.20%, 4/5/26	1,721	1,691
Eastern Power, FRN, 3M USD LIBOR + 3.75%, 5.353%, 10/2/25	17,408	17,147
Pacific Gas & Electric, FRN, 3M USD LIBOR + 2.25%, 3.93%,
12/31/20 (4)	9,670	9,670
Pike, FRN, 1M USD LIBOR + 3.25%, 4.86%, 7/24/26	5,777	5,719
		49,788
Wireless Communications 3.8%
Asurion, FRN, 1M USD LIBOR + 3.00%, 4.603%, 8/4/22	15,809	15,644
Asurion, FRN, 1M USD LIBOR + 3.00%, 4.603%, 11/3/23	5,782	5,720
Asurion, FRN, 1M USD LIBOR + 3.00%, 4.603%, 11/3/24	8,946	8,850
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.103%, 8/4/25	49,595	49,657
Sprint Communications, FRN, 1M USD LIBOR + 2.50%, 4.125%,
2/2/24	6,088	6,027
		85,898
Total Bank Loans (Cost $1,997,405)		1,963,586

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 0.0%
Wireless Communications 0.0%
InSite Issuer
Series 2016-1A, Class C
6.414%, 11/15/46 (1)	555	588
VB-S1 Issuer
Series 2016-1A, Class F
6.901%, 6/15/46 (1)	375	385
		973
Total Asset-Backed Securities (Cost $930)		973
COMMON STOCKS 0.2%
Media & Advertising 0.1%
Clear Channel Outdoor Holdings (5)	580	1,200
		1,200
Media & Communications 0.1%
iHeartCommunications, Warrants, 5/3/39 (5)	—	—
iHeartMedia, Class A (5)	246	3,720
		3,720
Total Common Stocks (Cost $7,077)		4,920
CONVERTIBLE PREFERRED STOCKS 0.6%
Energy 0.3%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
11/27/19, Cost $7,544 (7)(9)	7	7,493
		7,493

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
Health Care 0.3%
Avantor, Series A, 6.25%, 5/15/22	95	5,315
		5,315
Total Convertible Preferred Stocks (Cost $12,320)		12,808
SHORT-TERM INVESTMENTS 12.3%
Money Market Funds 12.3%
T. Rowe Price Government Reserve Fund, 1.59% (10)(11)	276,234	276,234
Total Short-Term Investments (Cost $276,234)		276,234
Total Investments in Securities 106.7%
(Cost $2,421,796)		$2,387,732
Other Assets Less Liabilities (6.7)%		(150,388)
Net Assets 100.0%		$2,237,344

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $86,993 and represents 3.9% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 29, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $10,334 and represents 0.5% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

(8)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at February 29, 2020, was $1,078 and was valued at $1,070
(0.05% of net assets) .
(9)	Perpetual security with no stated maturity date.
(10)	Affiliated Companies
(11)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

(Amounts In 000s)
SWAPS (0.0%)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS (0.0%)
Credit Default Swaps, Protection Bought 0.0%
Goldman Sachs, Protection Bought (Relevant
Credit: Murphy Oil, 4.00%, 6/1/22), Pay 1.00%
Quarterly, Receive Upon credit default, 6/20/23	590	2	21	(19)
Total Bilateral Credit Default Swaps, Protection Bought			21	(19)
Total Return Swaps (0.0%)
Morgan Stanley, Receive Underlying Reference:
iBoxx USD Liquid Leveraged Loans Total Return
Index At Maturity, Pay Variable 1.908% (3M USD
LIBOR) Quarterly, 3/20/20	5,115	(106)	—	(106)
Morgan Stanley, Receive Underlying Reference:
iBoxx USD Liquid Leveraged Loans Total Return
Index At Maturity, Pay Variable 1.908% (3M USD
LIBOR) Quarterly, 6/20/20	6,000	(127)	—	(127)
Barclays Bank, Receive Underlying Reference:
iBoxx USD Liquid Leveraged Loans Total Return
Index At Maturity, Pay Variable 1.908% (3M USD
LIBOR) Quarterly, 3/20/20	3,000	(83)	—	(83)
Total Bilateral Total Return Swaps			—	(316)
Total Bilateral Swaps			21	(335)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
State Street	5/22/20	USD	20,115	EUR	18,436	$ (338)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(338)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$2,767	+
Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	2/29/20
T. Rowe Price Government
Reserve Fund	$95,622	¤	¤	$276,234	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,767 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $276,234.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE FLOATING RATE FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE FLOATING RATE FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 130,184	$ —	$ 130,184
Bank Loans	—	1,876,581	87,005	1,963,586
Common Stocks	4,920	—	—	4,920
Convertible Preferred Stocks	—	12,808	—	12,808
Short-Term Investments	276,234	—	—	276,234
Total Securities	281,154	2,019,573	87,005	2,387,732
Swaps	—	2	—	2
Total	$281,154	$ 2,019,575	$ 87,005	$ 2,387,734
Liabilities
Swaps	$—	$ 316	$ —	316
Forward Currency Exchange Contracts	—	338	—	338
Total	$—	$ 654	$ —	$ 654

1 Includes Corporate Bonds, Asset-Backed Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2020, totaled ($670,000) for the period ended February 29, 2020.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)			Transfers	Transfers		Ending
	Balance	During	Total	Total	Into	Out of		Balance
	6/1/19	Period	Purchases	Sales	Level 3	Level 3		2/29/20
Investment in Securities
Bank Loans	$85,683	$ (331)	$67,246	$(65,645)	$16,447	$(16,395	) $	87,005

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments	Market		Valuation	Significant	Value or	Weighted	Impact to
in Securities	Value (000	s)	Technique(s) +	Unobservable	Range of	Average of	Valuation
				Input(s)	Input(s)	Input(s) *	from an
Increase in
Input**
Bank Loans	$87,005		Recent comparable	-#	-#	-#	-#
transaction price(s)
			Pricing service	-#	-#	-#	-#

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
*Unobservable inputs were weighted by the relative fair value of the instruments.
**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.